Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Income for the year	$ 17,644	$ 6,025
Items not involving cash:
Depreciation and amortization	136	146
Deferred income tax expense (benefit)	371	(1,567)
Exploration and evaluation assets written down	10,471	0
Income from equity accounted Investment in Juanicipio	(40,767)	(15,686)
Share-based payment expense	3,250	4,256
Unrealized foreign exchange gain	(232)	(260)
Accounts receivable	243	116
Prepaid expenses	(705)	(17)
Trade and other payables	871	265
Net cash provided from operating activities	(8,718)	(6,722)
INVESTING ACTIVITIES
Exploration and evaluation expenditures	(12,018)	(7,169)
Acquisition of Gatling Exploration, net of cash acquired	(2,653)	0
Investment in Juanicipio	(8,864)	(74,136)
Interest received from Juanicipio entities	3,564	0
Proceeds from disposition of equity securities	1,111	6,371
Purchase of equipment	(35)	(5)
Net cash used in investing activities	(18,895)	(74,939)
FINANCING ACTIVITIES
Issuance of common shares upon exercise of stock options	1,037	985
Issuance of common shares, net of share issue costs	0	43,242
Payment of lease obligation (principal)	(109)	(91)
Net cash provided from financing activities	928	44,136
Effect of exchange rate changes on cash	(108)	265
Decrease in cash and cash equivalents	(26,793)	(37,260)
Cash and cash equivalents, beginning of year	56,748	94,008
Cash and cash equivalents, end of year	$ 29,955	$ 56,748